ANALYSIS OF OPERATING SEGMENTS - Income by country (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 34,083,225	$ 31,659,852	$ 31,662,566
Colombia
Disclosure of operating segments [line items]
Revenue	25,611,992	23,824,994	24,273,358
Panama
Disclosure of operating segments [line items]
Revenue	1,527,626	1,410,766	1,333,843
Costa Rica
Disclosure of operating segments [line items]
Revenue	3,065,997	2,752,109	2,598,446
Guatemala
Disclosure of operating segments [line items]
Revenue	1,273,570	1,132,646	1,084,436
Other countries
Disclosure of operating segments [line items]
Revenue	$ 2,604,040	$ 2,539,337	$ 2,372,483